Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2025
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts

Mobility Business of S&P Global

Schedule II — Valuation and Qualifying Accounts

(in millions)

	Balance at
	beginning of	Net charges	Deductions	Balance at end
Additions/(deductions)	year	to income	and other(1)	of year
Year ended December 31, 2025
Allowance for doubtful accounts	$3	$4	$(5)	$2
Year ended December 31, 2024
Allowance for doubtful accounts	$4	$4	$(5)	$3
Year ended December 31, 2023
Allowance for doubtful accounts	$2	$4	$(2)	$4

(1)	Primarily includes uncollectible accounts written off, net of recoveries and adjustments for foreign currency translation. Valuation allowances related to deferred tax assets were $5 million for the year ended December 31, 2025 and immaterial for the years ended December 31, 2024 and 2023.